[Sun Life Financial logo]

October 31, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Certification pursuant to Rule 497(j)
Sun Life (N.Y.) Variable Account C ("Registrant")
Files No. 333-100475 and 811-04440

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended ("Rule 497"), in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of supplement to the prospectus for the above-captioned Registrant, dated October 31, 2005, that would have been filed under paragraph (c) of Rule 497, does not differ from that contained in the amendment to the Registration Statement on Form N-4 that relates to the prospectus and statement of additional information, being Post-Effective Amendment No. 5, and that Post-Effective Amendment No. 5 was filed electronically with the Securities and Exchange Commission via EDGAR on or about October 31, 2005.

Sincerely,

/s/Elizabeth B. Love

Elizabeth B. Love
Counsel